Cash Generated From Operations (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Statement of cash flows [abstract]
Profit (loss) before taxation	$ 181	$ 86	$ 278
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	(7)	(9)	3
Amortisation of tangible and right of use assets	294	294	625
Finance costs and unwinding of obligations	96	85	178
Environmental, rehabilitation and other expenditure	(17)	(32)	(35)
Special items	12	112	106
Amortisation of intangible assets	2	3	5
Gains (losses) recognised in profit or loss, fair value measurement, liabilities	(1)	0	3
Interest income	(8)	(9)	(17)
Share of associates and joint ventures' (profit) loss	(78)	(40)	(122)
Other non-cash movements	50	10	39
Movements in working capital	(146)	(132)	(131)
Cash generated from operations	378	368	932
(Increase) decrease in inventories	(24)	30	(9)
(Increase) decrease in trade and other receivables	(88)	(59)	(72)
Increase (decrease) in trade, other payables and deferred income	(34)	(103)	(50)
Movements in working capital	$ (146)	$ (132)	$ (131)